Note Guarantees (Indemnification, Representations and Warranties related to loans sold) - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Securitization | Guarantee on loans sold or serviced with representation and warranties
Guarantor Obligations [Line Items]
Repurchased Loans	$ 100	$ 0